Form N-1A Supplement	Jan. 21, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated January 21, 2026

to each Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated
January 15, 2026, as supplemented, of Thornburg Small/Mid Cap Core Fund (“Core Fund”) and Thornburg
Small/Mid Cap Growth Fund (“Growth Fund” and, together with the Core Fund, each, a “Fund,” and, together, the
“Funds”), each a series of Thornburg Investment Trust (the “Trust”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY AND NAME OF EACH FUND

On January 15, 2026, the Board of Trustees of the Trust approved:

1.changing the name of Core Fund to “Thornburg American Opportunities Fund” and the name of Growth Fund to “Thornburg Focus Growth Fund”;

2.changes to the investment goals and principal investment strategies of Core Fund, including the rescission of Core Fund’s secondary, non-fundamental investment goal of seeking some current income and Core Fund’s non-fundamental policy to invest, under normal conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small- and mid-capitalization companies; and

3.changes to the principal investment strategies of Growth Fund, including the rescission of Growth Fund’s non-fundamental policy to invest, under normal conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small- and mid-capitalization companies.

All of the changes described above will be effective on or about March 23, 2026 (the “Effective Date”). In addition, as of the date hereof, Miguel Oleaga and Neal BasuMullick will serve as portfolio managers of Core Fund, and Nicholas Anderson and Julian Serafini will serve as portfolio managers of Growth Fund. In addition, as of January 30, 2026, Steven Klopukh and Tim McCarthy will each conclude his service as a portfolio manager of the Funds.

As a result of the changes described above, the following changes are made to each Summary Prospectus, Prospectus and SAI of each Fund: